Summary of Significant Accounting Policies (Details) - Schedule of disaggregates its revenue from contracts - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Schedule of disaggregates its revenue from contracts [Abstract]
Sale of goods	$ 401,057	$ 401,990	$ 1,785,507	$ 1,179,620
Services	75,875	75,932	294,102	242,534
Total	$ 476,932	$ 477,922	$ 2,079,609	$ 1,422,154